Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure
Loans And Credit Facilities Amounts Outstanding
		Year Ended
Debt instruments	Borrowers-Issuers	December 31, 2017	December 31, 2016

$480 Million Term Loan Facility	Arctic LNG and Dynagas Finance LLC	477,600	—
$340 Million Credit Facility	Pegasus, Lance, Seacrown, Fareastern	—	285,000
$250 Million Senior Unsecured Notes	Dynagas Partners and Dynagas Finance	250,000	250,000
$200 Million Term Loan Facility	Navajo and Solana	—	187,500
Total debt		$727,600	$722,500
Less deferred financing fees		(13,247)	(6,064)
Total debt, net of deferred finance costs		$714,353	$716,436
Less current portion, net of deferred financing fees		$(2,655)	$(31,688)

Long-term debt, net of current portion and deferred financing fees		$711,698	$684,748

Minimum Annual Principal Payments
Year ending December 31,	Amount
2018	$4,800
2019	254,800
2020	4,800
2021	4,800
2022	4,800
2023 and thereafter	453,600
Total long-term debt	$727,600